Income Taxes	12 Months Ended
Dec. 31, 2023
Income Taxes [Abstract]
Income taxes
16.	Income taxes

The Company is subject to Income Tax (ISR).

The analysis of the income tax charged to the results of 2023, 2022 and 2021 is as follows:

	2023	2022	2021

Income tax of the year for Mexican companies	$1,291,378	$2,549,851	$2,564,312
Income tax year for foreign companies	403,436	599,940	1,253,895
Deferred tax for Mexican companies	(40,943)	(119,999)	(96,453)
Deferred tax for foreign companies	86,127	269,730	668,015
	$1,739,998	$3,299,522	$4,389,769

During 2023, 2022 and 2021, the income tax expense (benefit) attributable to income was different from the one that will result for applying 30% (tax rate in Mexico) before these provisions, as a result of the items shown below:

	2023	2022	2021

Expected benefit, expense	$1,804,233	$3,348,174	$4,150,690
Increase (decrease) as a result of:
Inflation effect, net	(581,549)	(524,640)	(577,234)
Impact of the nominal rate differences between the USA and Mexico	112,377	29,996	66,343
Benefit from utilization of tax loss carry-forwards and others (1)	342,202	80,166	(12,086)
Others, net (includes permanent items) Income tax expense	62,735	365,826	762,056
Income tax expense	$1,739,998	$3,299,522	$4,389,769
Effective tax rate	28.93%	29.56%	31.73%

(1)	This amount corresponds to the income tax benefit obtained by those companies that used tax loss carry-forwards in the years presented that were generated previously to 2023, 2022 and 2021, less the effect of tax losses incurred by some subsidiaries for which no deferred tax asset was recorded.

The Company has tax losses in some Mexican subsidiaries which, according to the ISR law in Mexico, can be amortized to reduce taxable income generated over the following ten years. Tax losses can be updated following certain procedures established in the law.

As of December 31, 2023, Grupo Simec, S.A.B. de C.V. and certain of its Mexican subsidiaries have updated tax losses pending of amortize as follows:

Origin Date	Expiration Date	Tax losses available

2014	2024	4,307
2015	2025	7,755
2016	2026	428,832
2017	2027	252,162
2018	2028	15,464
2019	2029	1,044,870
2020	2030	521,031
2021	2031	854,241
2022	2032	1,059,003
2023	2033	708,322
		$4,895,987

As of December 31, 2023, Republic has USD$ 316.1 million of tax loss carryforwards for federal tax purposes, of which USD$ 196.7 million expires between 2033 and 2038; USD$ 119.4 million of tax loss carryforwards expire indefinitely. USD$ 280.1 million of losses for state and municipal purposes that expire between 2022 and 2040 approximately. USD$ 6.6 million of tax losses in the company located in Canada, which expire between 2032 and 2040.

Below is a summary of the effects of the main temporary items that make up the deferred income tax liability included in the consolidated statement of financial position:

	December 31,
	2023	2022

Deferred tax assets:
Allowance for doubtful accounts	$(68,211)	$(67,930)
Advances from customers	208,805	464,268

Total deferred tax assets	140,594	396,338

Deferred tax liabilities:

Property, plant and equipment	3,442,332	4,209,513
Intangible assets from Grupo San	399,050	381,282
Provisions	77,604	17,199
Prepaid expenses	45,294	11,493

Total deferred tax liabilities	3,964,280	4,619,487

Deferred tax liabilities, net	$3,823,686	$4,223,149